Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	RIVERPARK FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001494928
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 25, 2020
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
RiverPark Large Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

riverpark FUNDS

RiverPark Large Growth Fund (the “Large Growth Fund”)

RiverPark/Wedgewood Fund (the “RiverPark/Wedgewood Fund”)

RiverPark Short Term High Yield Fund (the “Short Term High Yield Fund”)

RiverPark Long/Short Opportunity Fund (the “Long/Short Opportunity Fund”)

RiverPark Floating Rate CMBS Fund (the “Floating Rate CMBS Fund”)

RiverPark Strategic Income Fund (the “Strategic Income Fund,” and, together with the Large Growth Fund, RiverPark/Wedgewood Fund, Short Term High Yield Fund, Long/Short Opportunity Fund, and Floating Rate CMBS Fund, the “Funds”)

Supplement dated March 25, 2020 to:

•	each Fund’s Summary Prospectus, dated January 28, 2020 (collectively, the “Summary Prospectuses”); and

•	the Funds’ Statutory Prospectus, dated January 28, 2020 (the “Statutory Prospectus,” and, together with the Summary Prospectuses, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns were incorrectly stated in the Prospectuses and have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1.       In the “Performance” section of the Large Growth Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns	1 Year	5 Years	Since Inception (9/30/2010)
Institutional Class Shares (RPXIX)
Return Before Taxes	32.31%	11.20%	13.69%
Return After Taxes on Distributions*	28.76%	9.35%	12.47%
Return After Taxes on Distributions and Sale of Fund Shares*	21.27%	8.64%	11.20%
Retail Class Shares (RPXFX)
Return Before Taxes	31.94%	10.92%	13.40%
Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	36.39%	14.63%	16.00%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	14.25%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

RiverPark/Wedgewood Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

riverpark FUNDS

RiverPark Large Growth Fund (the “Large Growth Fund”)

RiverPark/Wedgewood Fund (the “RiverPark/Wedgewood Fund”)

RiverPark Short Term High Yield Fund (the “Short Term High Yield Fund”)

RiverPark Long/Short Opportunity Fund (the “Long/Short Opportunity Fund”)

RiverPark Floating Rate CMBS Fund (the “Floating Rate CMBS Fund”)

RiverPark Strategic Income Fund (the “Strategic Income Fund,” and, together with the Large Growth Fund, RiverPark/Wedgewood Fund, Short Term High Yield Fund, Long/Short Opportunity Fund, and Floating Rate CMBS Fund, the “Funds”)

Supplement dated March 25, 2020 to:

•	each Fund’s Summary Prospectus, dated January 28, 2020 (collectively, the “Summary Prospectuses”); and

•	the Funds’ Statutory Prospectus, dated January 28, 2020 (the “Statutory Prospectus,” and, together with the Summary Prospectuses, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

2.       In the “Performance” section of the RiverPark/Wedgewood Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns	1 Year	5 Years	Since Inception (9/30/2010)
Institutional Class Shares (RWGIX)
Return Before Taxes	32.29%	8.15%	12.28%
Return After-Tax on Distributions*	23.25%	2.70%	8.95%
Return After-Tax on Distributions and Sale of Fund Shares*	25.47%	5.66%	9.65%
Retail Class Shares (RWGFX)
Return Before Taxes	31.96%	8.00%	12.07%
Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	36.39%	14.63%	16.00%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	14.25%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

RiverPark Short Term High Yield Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

riverpark FUNDS

RiverPark Large Growth Fund (the “Large Growth Fund”)

RiverPark/Wedgewood Fund (the “RiverPark/Wedgewood Fund”)

RiverPark Short Term High Yield Fund (the “Short Term High Yield Fund”)

RiverPark Long/Short Opportunity Fund (the “Long/Short Opportunity Fund”)

RiverPark Floating Rate CMBS Fund (the “Floating Rate CMBS Fund”)

RiverPark Strategic Income Fund (the “Strategic Income Fund,” and, together with the Large Growth Fund, RiverPark/Wedgewood Fund, Short Term High Yield Fund, Long/Short Opportunity Fund, and Floating Rate CMBS Fund, the “Funds”)

Supplement dated March 25, 2020 to:

•	each Fund’s Summary Prospectus, dated January 28, 2020 (collectively, the “Summary Prospectuses”); and

•	the Funds’ Statutory Prospectus, dated January 28, 2020 (the “Statutory Prospectus,” and, together with the Summary Prospectuses, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns were incorrectly stated in the Prospectuses and have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

3.       In the “Performance” section of the Short Term High Yield Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns	1 Year	5 Years	Since Inception (9/30/2010)
Institutional Class Shares (RPHIX)
Return Before Taxes	2.77%	2.47%	3.08%
Return After-Tax on Distributions*	1.59%	1.23%	1.69%
Return After-Tax on Distributions and Sale of Fund Shares*	1.63%	1.33%	1.77%
Retail Class Shares (RPHYX)
Return Before Taxes	2.41%	2.18%	2.78%
ICE BofA Merrill Lynch 1-3 Year U.S. Corporate Bond Index (reflects no deduction for fees, expenses or taxes)	5.43%	2.46%	2.35%
ICE BofA Merrill Lynch 1 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	2.93%	1.25%	0.82%
ICE BofA Merrill Lynch 0-3 Year U.S. High Yield Index Excluding Financials (reflects no deduction for fees, expenses or taxes)	7.99%	5.70%	5.51%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

RiverPark Long/Short Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

riverpark FUNDS

RiverPark Large Growth Fund (the “Large Growth Fund”)

RiverPark/Wedgewood Fund (the “RiverPark/Wedgewood Fund”)

RiverPark Short Term High Yield Fund (the “Short Term High Yield Fund”)

RiverPark Long/Short Opportunity Fund (the “Long/Short Opportunity Fund”)

RiverPark Floating Rate CMBS Fund (the “Floating Rate CMBS Fund”)

RiverPark Strategic Income Fund (the “Strategic Income Fund,” and, together with the Large Growth Fund, RiverPark/Wedgewood Fund, Short Term High Yield Fund, Long/Short Opportunity Fund, and Floating Rate CMBS Fund, the “Funds”)

Supplement dated March 25, 2020 to:

•	each Fund’s Summary Prospectus, dated January 28, 2020 (collectively, the “Summary Prospectuses”); and

•	the Funds’ Statutory Prospectus, dated January 28, 2020 (the “Statutory Prospectus,” and, together with the Summary Prospectuses, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

4.       In the “Performance” section of the Long/Short Opportunity Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception (9/30/2009)
Institutional Class Shares (RLSIX)
Return Before Taxes	19.88%	7.22%	7.49%	7.47%
Return After-Tax on Distributions*	16.70%	5.98%	N/A**	N/A**
Return After-Tax on Distributions and Sale of Fund Shares*	13.85%	5.51%	N/A**	N/A**
Retail Class Shares (RLSFX)
Return Before Taxes	19.71%	7.02%	7.33%	7.32%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%	13.85%
Morningstar Long/Short Equity Category (reflects no deduction for fees, expenses or taxes)	11.95%	2.91%	3.61%	3.65%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
**	Prior to March 30, 2012, the Fund was an unregistered partnership, did not qualify as a regulated investment company (“RIC”) for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, the Fund is unable to show the after-tax returns for the predecessor partnership for periods prior to March 30, 2012.

RiverPark Floating Rate CMBS Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

riverpark FUNDS

RiverPark Large Growth Fund (the “Large Growth Fund”)

RiverPark/Wedgewood Fund (the “RiverPark/Wedgewood Fund”)

RiverPark Short Term High Yield Fund (the “Short Term High Yield Fund”)

RiverPark Long/Short Opportunity Fund (the “Long/Short Opportunity Fund”)

RiverPark Floating Rate CMBS Fund (the “Floating Rate CMBS Fund”)

RiverPark Strategic Income Fund (the “Strategic Income Fund,” and, together with the Large Growth Fund, RiverPark/Wedgewood Fund, Short Term High Yield Fund, Long/Short Opportunity Fund, and Floating Rate CMBS Fund, the “Funds”)

Supplement dated March 25, 2020 to:

•	each Fund’s Summary Prospectus, dated January 28, 2020 (collectively, the “Summary Prospectuses”); and

•	the Funds’ Statutory Prospectus, dated January 28, 2020 (the “Statutory Prospectus,” and, together with the Summary Prospectuses, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns were incorrectly stated in the Prospectuses and have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

5.       In the “Performance” section of the Floating Rate CMBS Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns	1 Year	5 Year	Since Inception (5/31/2010)
Institutional Class Shares (RCRIX)
Return Before Taxes	4.45%	3.44%	5.98%
Return After-Tax on Distributions*	3.03%	N/A**	N/A**
Return After-Tax on Distributions and Sale of Fund Shares*	2.62%	N/A**	N/A**
Retail Class Shares (RCRFX)
Return Before Taxes	4.12%	3.25%	5.88%
Bloomberg Barclays U.S. Investment-Grade CMBS Index (reflects no deduction for fees, expenses or taxes)	8.27%	3.41%	4.96%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.52%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
**	Prior to September 30, 2016, the predecessor fund was treated as a partnership with taxable profits allocated to its partners, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, after-tax returns for the predecessor fund prior to reorganization as an Interval Fund are not shown above.

RiverPark Strategic Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

riverpark FUNDS

RiverPark Large Growth Fund (the “Large Growth Fund”)

RiverPark/Wedgewood Fund (the “RiverPark/Wedgewood Fund”)

RiverPark Short Term High Yield Fund (the “Short Term High Yield Fund”)

RiverPark Long/Short Opportunity Fund (the “Long/Short Opportunity Fund”)

RiverPark Floating Rate CMBS Fund (the “Floating Rate CMBS Fund”)

RiverPark Strategic Income Fund (the “Strategic Income Fund,” and, together with the Large Growth Fund, RiverPark/Wedgewood Fund, Short Term High Yield Fund, Long/Short Opportunity Fund, and Floating Rate CMBS Fund, the “Funds”)

Supplement dated March 25, 2020 to:

•	each Fund’s Summary Prospectus, dated January 28, 2020 (collectively, the “Summary Prospectuses”); and

•	the Funds’ Statutory Prospectus, dated January 28, 2020 (the “Statutory Prospectus,” and, together with the Summary Prospectuses, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns were incorrectly stated in the Prospectuses and have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

6.       In the “Performance” section of the Strategic Income Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns	1 Year	5 Years	Since Inception (9/30/2013)
Institutional Class Shares (RSIIX)
Return Before Taxes	3.51%	3.12%	3.57%
Return After-Tax on Distributions*	1.52%	0.87%	1.33%
Return After-Tax on Distributions and Sale of Fund Shares*	2.07%	1.36%	1.71%
Retail Class Shares (RSIVX)
Return Before Taxes	3.36%	2.84%	3.30%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.36%
Morningstar High Yield Bond Category (reflects no deduction for fees, expenses or taxes)	12.48%	4.78%	4.51%
Morningstar Multisector Bond Category (reflects no deduction for fees, expenses or taxes)	9.68%	3.75%	3.86%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Please retain this supplement for future reference.